Other Receivables- Short Term (Schedule of other receivables short term) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Government authorities	$ 494	$ 322
Income receivables	558	397
Prepaid expenses and other	458	722
Other Receivables- Short Term	$ 1,510	$ 1,441